Operating lease assets (excluding land use rights) and lease liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets and lease liabilities
Amortization	$ 1,046,000	$ 434,000	$ 551,000
Charge recognized in relation to short-term lease	780,000	$ 1,504,000	$ 1,645,000
Future minimum payments under non-cancellable short-term operating leases	$ 151,000
Discount rate related to operating lease (as a percent)	3.00%	3.70%	5.10%
Weighted average remaining lease term (in years)	2 years	1 year 6 months	2 years
Cash payments in respect of operating lease	$ 2,360,000	$ 1,407,000	$ 2,386,000
Rental income	$ 4,133,000	$ 2,511,000	$ 0
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Net revenues	Net revenues	Net revenues
Minimum
Right-of-use assets and lease liabilities
Operating lease, term of contract (in years)	1 year
Maximum
Right-of-use assets and lease liabilities
Operating lease, term of contract (in years)	3 years